Accumulated other comprehensive income (loss)	12 Months Ended
Mar. 31, 2023
Accumulated other comprehensive income [abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2023	2022	2023	2022	2023	2022
	$	$	$	$	$	$
Balance - Beginning of fiscal year	2,654	9,715	23	—	2,677	9,715

Other comprehensive income (loss)	(5,586)	(7,061)	(148)	23	(5,734)	(7,038)

Balance - End of fiscal year	(2,932)	2,654	(125)	23	(3,057)	2,677